Financial results - Schedule of interest income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Interest Income Abstract [Abstract]
Financial interest	$ 65	$ 822	$ 1,328
Interests on government notes at amortized costs			2,442
Total interest income	$ 65	$ 822	$ 3,770